SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 36,958	$ 0
Cost of sales	(28,861)	0
Depletion, depreciation and amortization	(4,528)	0
Exploration, evaluation and pre-development	(38,809)	(10,477)
Other income / (expense)	(11,683)	126,942
Related party interest expense	0	1,177
Finance expense	(20,488)	(645)
Profit (loss) before tax	(91,030)	96,673
Current tax expense	0	(200)
Deferred tax recovery	11,833	(19,853)
Income / (loss) for the year	(79,197)	88,223
Property, plant and equipment	529,261	502,649
Total assets	641,959	656,349
Total liabilities	308,547	249,371
Continuing operations
Disclosure of operating segments [line items]
Revenue	36,958	0
Cost of sales	(28,861)	0
Depletion, depreciation and amortization	(4,528)	0
Exploration, evaluation and pre-development	(38,809)	(10,477)
Overhead costs	(23,619)	(17,970)
Other income / (expense)	(11,683)	126,942
Related party interest expense		1,177
Finance expense	(20,488)	(645)
Profit (loss) before tax	(91,030)	96,673
Current tax expense		(200)
Deferred tax recovery	11,833	(19,853)
Income / (loss) for the year	(79,197)	76,620
Capital expenditures	56,114	438,291
Property, plant and equipment	529,261	502,649
Total assets	641,959	656,349
Total liabilities	308,547	249,371
Discontinued operations
Disclosure of operating segments [line items]
Revenue	0	31,991
Cost of sales	0	(17,207)
Depletion, depreciation and amortization	0	(1,691)
Exploration, evaluation and pre-development	0	(1,034)
Overhead costs	0	(175)
Other income / (expense)	0	16
Related party interest expense		0
Finance expense	0	(44)
Profit (loss) before tax	0	11,856
Current tax expense		(253)
Deferred tax recovery	0	0
Income / (loss) for the year	0	11,603
Capital expenditures	0	2,366
Property, plant and equipment	0	0
Total assets	0	0
Total liabilities	0	0
Total
Disclosure of operating segments [line items]
Revenue	36,958	31,991
Cost of sales	(28,861)	(17,207)
Depletion, depreciation and amortization	(4,528)	(1,691)
Exploration, evaluation and pre-development	(38,809)	(11,511)
Overhead costs	(23,619)	(18,145)
Other income / (expense)	(11,683)	126,958
Related party interest expense		1,177
Finance expense	(20,488)	(689)
Profit (loss) before tax	(91,030)	108,529
Current tax expense		(453)
Deferred tax recovery	11,833	(19,853)
Income / (loss) for the year	(79,197)	88,223
Capital expenditures	56,114	440,657
Property, plant and equipment	529,261	502,649
Total assets	641,959	656,349
Total liabilities	308,547	249,371
Operating segments | Nevada Production | Continuing operations
Disclosure of operating segments [line items]
Revenue	36,958	0
Cost of sales	(28,861)	0
Depletion, depreciation and amortization	(4,528)	0
Exploration, evaluation and pre-development	(21,039)	(829)
Overhead costs	(2,899)	(29)
Other income / (expense)	(6,611)	134,887
Related party interest expense		0
Finance expense	(2,722)	(168)
Profit (loss) before tax	(29,702)	133,861
Current tax expense		0
Deferred tax recovery	0	(27,704)
Income / (loss) for the year	(29,702)	106,157
Capital expenditures	11,151	368,503
Property, plant and equipment	346,176	363,715
Total assets	394,584	416,003
Total liabilities	142,432	159,311
Operating segments | Exploration and Development | Continuing operations
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depletion, depreciation and amortization	0	0
Exploration, evaluation and pre-development	(17,801)	(9,613)
Overhead costs	(308)	(363)
Other income / (expense)	11	13
Related party interest expense		0
Finance expense	(287)	(139)
Profit (loss) before tax	(18,385)	(10,102)
Current tax expense		0
Deferred tax recovery	0	0
Income / (loss) for the year	(18,385)	(10,102)
Capital expenditures	44,441	68,856
Property, plant and equipment	178,920	138,056
Total assets	186,298	140,680
Total liabilities	14,524	10,971
Corporate and other | Continuing operations
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depletion, depreciation and amortization	0	0
Exploration, evaluation and pre-development	31	(35)
Overhead costs	(20,412)	(17,578)
Other income / (expense)	(5,083)	(7,958)
Related party interest expense		1,177
Finance expense	(17,479)	(338)
Profit (loss) before tax	(42,943)	(27,086)
Current tax expense		(200)
Deferred tax recovery	11,833	7,851
Income / (loss) for the year	(31,110)	(19,435)
Capital expenditures	522	932
Property, plant and equipment	4,165	878
Total assets	61,077	99,666
Total liabilities	$ 151,590	$ 79,089